Earnings Per Common Share	9 Months Ended	12 Months Ended
	Jul. 29, 2017	Oct. 29, 2016
Earnings Per Share [Abstract]
Earnings Per Common Share

Note 12. Earnings Per Share

Basic earnings per common share (“EPS”) is computed by dividing net income by the weighted average number of common shares outstanding including shares of contingently redeemable common stock. Diluted EPS is computed by dividing net income by the weighted-average number of common shares outstanding assuming dilution. The difference between basic EPS and diluted EPS is the result of the dilutive effect of outstanding stock options and restricted stock units. The table below reconciles basic weighted-average common shares outstanding to diluted weighted-average shares outstanding for the three and nine months ended July 29, 2017 and July 30, 2016:

	Three Months Ended		Nine Months Ended
	July 29, 2017	July 30, 2016	July 29, 2017	July 30, 2016
Basic weighted-average common shares outstanding	63,769,388	51,269,600	59,617,447	51,706,320
Dilutive stock options	1,751,220	231,840	1,670,652	426,400
Dilutive restricted stock units	8,083	—	13,137	—

Diluted weighted-average common shares outstanding	65,528,691	51,501,440	61,301,236	52,132,720

The table below represents exclusions from the calculation of weighted-average shares outstanding assuming dilution due to the anti-dilutive effect of the common stock equivalents for the three and nine months ended July 29, 2017 and July 30, 2016:

	Three Months Ended		Nine Months Ended
	July 29, 2017	July 30, 2016	July 29, 2017	July 30, 2016
Anti-Dilutive Stock Options	—	1,128,000	—	1,260,000
Anti-Dilutive Restricted Stock Units	—	—	—	—

Anti-Dilutive Common Stock Equivalents	—	1,128,000	—	1,260,000

Note 20. Earnings Per Common Share

Basic earnings per common share (“EPS”) is computed by dividing net income by the weighted average number of common shares outstanding. Diluted EPS is computed by dividing net income by the weighted average number of common shares outstanding assuming dilution. The difference between basic EPS and diluted EPS is the result of the dilutive effect of outstanding stock options. The table below reconciles basic weighted-average common shares outstanding to diluted weighted-average shares outstanding for fiscal years 2016, 2015 and 2014:

	Fiscal Year Ended
	October 29, 2016	October 31, 2015	October 31, 2014
Basic weighted-average common shares outstanding	51,587,164	52,761,380	52,789,250
Dilutive stock options	186,521	57,589	8,181

Diluted weighted-average common shares	51,773,685	52,818,969	52,797,431

The Company excludes stock options that have an anti-dilutive effect from its calculation of weighted-average shares outstanding assuming dilution. There were 2,312,000, 2,668,000 and 2,808,000 shares as of October 29, 2016, October 31, 2015 and 2014, respectively, which were excluded from the calculation of diluted weighted-average common shares outstanding as the impact would have been anti-dilutive on earnings per share.